Income Taxes (Details) - Schedule of Components of Income Tax Expense	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Components of Income Tax Expense [Abstract]
Current	¥ 216,120		¥ 58,664	¥ 762,067
Deferred	2,903,456	$ 408,943	(10,273)	(91,091)
Total income tax expenses	¥ 3,119,576	$ 439,383	¥ 48,391	¥ 670,976